Share-based compensation - Schedule of Valuation Inputs (Details)	Dec. 19, 2022 SFr / shares	Dec. 06, 2022 SFr / shares	Jun. 12, 2022 SFr / shares	Feb. 28, 2021 yr SFr / shares	Jan. 10, 2021 yr SFr / shares	Sep. 23, 2023 SFr / shares	Dec. 31, 2022 $ / shares	Jun. 24, 2022 SFr / shares	Mar. 31, 2022 SFr / shares	Dec. 31, 2021 $ / shares
LTIP 2018
Share Options [Abstract]
Exercise price (CHF) | $ / shares							$ 4.59			$ 3.26
LTIP 2018 | Class A options | Non-US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)				SFr 7.30
Share Options [Abstract]
Expected life of the award on the grant date (years) | yr				5.0
Contractual life remaining (years)				3 years 2 months 12 days
Exercise price (CHF)				SFr 0.10
Expected dividend yield (%)				0.00%
Risk-free interest rate (%)				(60.00%)
Expected volatility of the share price (%)				40.73%
Option value (CHF)				SFr 7.29
LTIP 2018 | Class A options | United States
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)				SFr 7.30
Share Options [Abstract]
Expected life of the award on the grant date (years) | yr				5.0
Contractual life remaining (years)				3 years 2 months 12 days
Exercise price (CHF)				SFr 7.30
Expected dividend yield (%)				0.00%
Risk-free interest rate (%)				(60.00%)
Expected volatility of the share price (%)				40.73%
Option value (CHF)				SFr 2.49
LTIP 2020 | Class A options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)			SFr 16.83	SFr 7.30	SFr 28.33
Share Options [Abstract]
Expected life of the award on the grant date (years) | yr				7.0	0.2
Contractual life remaining (years)				5 years 2 months 12 days
Expected dividend yield (%)				0.00%	0.00%
Risk-free interest rate (%)				(41.00%)	4.00%
Expected volatility of the share price (%)				40.51%	31.00%
LTIP 2020 | Class A options | Minimum
Share Options [Abstract]
Exercise price (CHF)			7.26	SFr 7.11	SFr 7.18
Option value (CHF)			6.18	2.92	16.85
LTIP 2020 | Class A options | Maximum
Share Options [Abstract]
Exercise price (CHF)			10.65	7.30	11.48
Option value (CHF)			9.57	SFr 2.97	21.15
LTIP 2020 | Class B options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)			1.68		SFr 2.83
Share Options [Abstract]
Expected life of the award on the grant date (years) | yr					0.2
Exercise price (CHF)			0.73		SFr 0.71
Expected dividend yield (%)					0.00%
Risk-free interest rate (%)					4.00%
Expected volatility of the share price (%)					31.00%
Option value (CHF)			SFr 0.96		SFr 2.12
LTIP 2020 | Class A shares
Share Options [Abstract]
Contractual life remaining (years)		0 years			0 years
Exercise price (CHF) | $ / shares							8.28			8.04
LTIP 2020 | Class B Shares
Share Options [Abstract]
Contractual life remaining (years)		0 years			0 years
Exercise price (CHF) | $ / shares							$ 0.77			$ 0.77
LTIP 2020 | Restricted share units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)					SFr 28.33
Share Options And Other Equity Instruments [Abstract]
Expected dividend yield (%)					0.00%
LTIP 2021 | Restricted share units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)		SFr 16.83							SFr 23.22
LTIP 2021 | Performance share units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)	SFr 15.25					SFr 16.84		SFr 18.13	SFr 23.22
Founders' Plan 2021 | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)					SFr 28.33
Tax Recognition 2022 | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF)	SFr 15.25
Other Equity Instruments [Abstract]
Contractual life remaining (years)	0 years